Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Capital Stock Prior To and Immediately After Stock Split
The capital stock of the Company prior to and immediately after the stock split is as follows:
Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.223%	62.964%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.777%	37.036%
L	Public float	525,208,065	25.0%	0%

Total		2,100,832,262	100%	100%

Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.223%	55.968%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.777%	32.921%
B	Public float	1,575,624,195	9.375%	11.11%
L	Public float	2,626,040,325	15.625%	0%

Total		16,806,658,096	100%	100%

Summary of Basic and Diluted Earnings per Share
Basic and diluted earnings per share amounts are as follows:

	June 2020
	Per Series “A” Share	Per Series “D” Share	Per Series “B” Share	Per Series “L” Share
Consolidated net income	2,079	1,223	413	688
Consolidated net income attributable to equity holders of the parent- controlling operations	2,200	1,294	437	728
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626

	June 2019
	Per Series “A” Share	Per Series “D” Share	Per Series “B” Share	Per Series “L” Share
Consolidated net income	3,002	1,765	596	993
Consolidated net income attributable to equity holders of the parent- controlling operations	2,874	1,691	571	951
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626